Derivatives_Carrying amounts of hedged item and amount of hedge adjustments due to hedge accounting (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
For fair value hedging | Interest rate risk
Disclosure of detailed information about hedged items [Line Items]
Carrying amounts of the hedging item, assets		₩ 0	₩ 0
Carrying amounts of the hedging item, liabilities		3,151,172,000,000	2,956,565,000,000
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 91,368,000,000	₩ 5,200,000,000
Line item in the statement of financial position in which the hedged item is included		Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ (85,984,000,000)	₩ 25,498,000,000
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied		0	0
For cash flow hedging | Interest rate risk
Disclosure of detailed information about hedged items [Line Items]
Carrying amounts of the hedging item, assets		0	0
Carrying amounts of the hedging item, liabilities		99,941,000,000	99,911,000,000
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ 663,000,000	₩ 521,000,000
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	(821,000,000)	(371,000,000)
For cash flow hedging | Interest rate risk | Borrowings in foreign currency
Disclosure of detailed information about hedged items [Line Items]
Carrying amounts of the hedging item, assets		0
Carrying amounts of the hedging item, liabilities		34,443,000,000
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0
Line item in the statement of financial position in which the hedged item is included		Borrowing foreign currency
Changing in fair value used for calculating hedge ineffectiveness		₩ 43,000,000
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	(43,000,000)
For cash flow hedging | Foreign currencies translation risk and interest rate risk
Disclosure of detailed information about hedged items [Line Items]
Carrying amounts of the hedging item, assets		0	0
Carrying amounts of the hedging item, liabilities		554,433,000,000	557,186,000,000
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ (25,057,000,000)	₩ (16,790,000,000)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	(2,525,000,000)	(1,211,000,000)
For cash flow hedging | Foreign currencies translation risk
Disclosure of detailed information about hedged items [Line Items]
Carrying amounts of the hedging item, assets		0	0
Carrying amounts of the hedging item, liabilities		174,708,000,000	166,122,000,000
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ (8,315,000,000)	₩ (1,762,000,000)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	₩ (2,304,000,000)	₩ (2,287,000,000)

[1]	After tax amount